SHARE OPTION PLAN (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share options [Roll Forward]
Options exercised (in shares)	(18,246)	0	(7,500)
Weighted average exercise price [Abstract]
Exercisable at end of year (in dollars per share)	$ 9.92
Stock Options
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)	417,500	369,500	279,000
Granted (in shares)	525,000	83,000	113,000
Options exercised (in shares)	(65,000)	0	(7,500)
Forfeited (in shares)	(42,500)	(35,000)	(15,000)
Options outstanding at end of year (in shares)	835,000	417,500	369,500
Exercisable at end of year (in shares)	236,167	111,500	85,500
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)	$ 11.43	$ 12.20	$ 13.03
Granted (in dollars per share)	12.19	14.67	14.30
Exercised (in dollars per share)	9.92	0	11.78
Forfeited (in dollars per share)	11.80	10.03	11.78
Options outstanding at end of year (in dollars per share)	10.72	11.43	12.20
Exercisable at end of year (in dollars per share)	$ 9.58	$ 10.03	$ 11.43